CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 2,982	$ 2,625	$ 2,452
Other income	50	47	64
Direct operating costs	(1,036)	(978)	(1,038)
Management service costs	(80)	(82)	(62)
Interest expense borrowings	(705)	(632)	(606)
Share of net income	(68)	(2)	0
Unrealized loss (gain) through income	34	46	(4)
Depreciation	(819)	(782)	(781)
Other	(82)	(15)	(46)
Income tax (expense) recovery
Current	(30)	(39)	(44)
Deferred	89	(49)	97
Total Income Tax recovery (expense)	59	(88)	53
Net (loss) income	403	51	40
Net (loss) income attributable to:
Non-controlling interests	274	288	65
Preferred limited partners' equity	38	28	15
Limited partners' equity	$ 24	$ (32)	$ (36)
Basic and Diluted earnings per LP unit	$ 0.13	$ (0.18)	$ (0.23)
Non-controlling interests [member]
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 2,982	$ 2,625	$ 2,452
Income tax (expense) recovery
Net (loss) income	403	51	40
Participating Non-controlling Interests Operating Subsidiaries
Income tax (expense) recovery
Net (loss) income	297	53	65
Net (loss) income attributable to:
Non-controlling interests	297	53	65
General partnership interest in a holding subsidiary held by Brookfield
Income tax (expense) recovery
Net (loss) income	1	(1)	0
Net (loss) income attributable to:
Non-controlling interests	1	(1)	0
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Income tax (expense) recovery
Net (loss) income	17	(23)	(29)
Net (loss) income attributable to:
Non-controlling interests	17	(23)	(29)
Preferred equity
Income tax (expense) recovery
Net (loss) income	26	26	25
Net (loss) income attributable to:
Non-controlling interests	$ 26	$ 26	$ 25